Share Capital	12 Months Ended
Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital
20.	Share capital

(a) Authorized

An unlimited number of common shares.

(i)	Equity Raises

During fiscal 2018 the Company completed the following equity financings:

	Number of Shares	Share Capital
Equity financing - February 7, 2018 - net of share issue costs of $8,615	5,800,000	$192,065
Equity investment from Greenstar - November 2, 2017 - net of share issue costs of $707	18,876,901	173,765
Equity financing - July 21, 2017 - net of share issue costs of $78	3,105,590	24,922
Total equity raise share issuances	27,782,491	$390,752
20.	Share capital (CONTINUED)

During fiscal 2017 the Company completed the following equity financings:

	Number of Shares	Share Capital
Equity private placement financing - March 22, 2017 - net of share issue costs of $90	2,500,000	$24,160
Equity financing - December 22, 2016 - net of share issue costs of $3,886	5,662,000	56,131
Equity financing - August 24, 2016 - net of share issue costs of $2,407	9,453,000	32,096
Equity financing - April 15, 2016 - net of share issue costs of $707	5,002,500	10,799
Total equity raise share issuances	22,617,500	$123,186

On November 2, 2017, Greenstar Canada Investment Limited Partnership, which is an affiliate of Constellation Brands, Inc., (“Greenstar”) acquired 18,876,901 common shares from treasury and 18,876,901 warrants in exchange for $244,990. The common shares have a hold period of four months and one day from the closing date. The warrants, each exercisable at $12.9783 per warrant for a common share expire May 2, 2020 and are exercisable in two equal tranches, with the first exercisable tranche date being August 1, 2018, and the second exercisable tranche date being February 1, 2019, provided at the time of exercising the warrants, the Company still owns the 18,876,901 common shares. The proceeds of the common share issuance were allocated to the common shares and warrants based on their relative fair values in the amount of $174,472 and $70,518, respectively. The fair value of the common shares was determined using the closing price on the day the share subscription closed, and the fair value of the warrants was determined using a Black-Scholes model. Share issuance costs of $707 were allocated to the common shares and $253 to the warrants.

(ii)	Acquisitions

During fiscal 2018 the Company issued the following shares as a result of business combinations that occurred in the current or prior years:

	Notes	Number of Shares	Share Capital	Share Based Reserve
Issuance of shares for rTrees acquisition - net of share issue costs of $69	10(a)(i)	3,494,505	$28,026	$1,079
Issuance of shares for Spot acquisition - net of share issue costs of $9	10(a)(v)	111,669	984	-
Issuance of shares for Green Hemp acquisition - net of share issue costs of $9	10(a)(v)	24,577	848	-
Shares released from escrow related to the MedCann Access acquisition		240,678	390	(390)
Shares released from escrow related to the Hemp.CA acquisition	10(b)(iii)	129,016	-	-
Shares released from escrow related to the Spektrum Cannabis GmbH acquisition	10(b)(ii)	367,981	-	-
Shares released from escrow related to the Vert Medical acquisition	10(b)(iii)	147,453	-	-
Total acquisition related share issuances		4,515,879	$30,248	$689
20.	Share capital (CONTINUED)

During fiscal 2017 the Company issued the following shares as a result of business combinations that occurred in the current or prior years:

	Notes	Number of Shares	Share Capital	Share Based Reserve
Issuance of shares for Mettrum acquisition - net of share issue costs of $997	10(b)(i)	34,265,042	$336,514	$12,143
Issuance of shares per Spektrum Cannabis GmbH acquisition	10(b)(ii)	674,631	10,406	-
Issuance of shares per Vert acquisition	10(b)(iii)	58,978	1,664	-
Issuance of shares per Hemp acquisition	10(b)(iii)	129,021	1,711	-
Shares released from escrow related to the MedCann Access acquisition		1,011,239	2,919	(468)
Total acquisition related share issuances		36,138,911	$353,214	$11,675

During fiscal 2018, the Company released 240,678 (fiscal 2017 – 1,011,239) of the common shares held in escrow in relation to the fiscal 2016 MedCann Access acquisition as certain milestones of the acquisition had been met. In addition, 48,078 (fiscal 2017 – 1,149,892) escrowed shares were cancelled. No shares remain in escrow at March 31, 2018.

(iii)	Other

During fiscal 2018 the Company other share issuances were comprised of:

	Notes	Number of Shares	Share Capital	Share Based Reserve
Shares released from escrow to LBC Holdings, Inc.		87,836	$1,297	$(1,297)
Shares issued to BC Tweed Partner for performance conditions	20(c)	155,158	1,880	(1,880)
Shares issued for Apollo/Bodystream earnout	20(c)	243,493	2,398	(2,398)
Issuance of shares for Niagara asset acquisition - net of share issue costs of $8	9	111,366	995	-
Issuance of shares for acquired intangible - net of share issue costs of $14	11	117,253	3,225	-
Total other share issuances		715,106	$9,795	$(5,575)

During fiscal 2017 the Company other share issuances were comprised of:

		Number of Shares	Share Capital	Share Based Reserve
Shares released from escrow to LBC Holdings, Inc.		138,032	$639	$(639)
Issuance of shares for 1 Hershey Drive purchase	9	94,397	858	-
Issuance of shares per service agreements		156,240	1,333	-
Total other share issuances		388,669	$2,830	$(639)

During fiscal 2018, 87,836 (fiscal 2017 – 138,032) common shares were released from escrow under the agreement with LBC Holdings, Inc., a company controlled by the artist known as Snoop Dogg. The remaining 25,097 common shares are escrowed for release, subject to meeting certain service criteria.

During fiscal 2017, the Company issued 72,418 common shares to XIB consulting Inc. (“XIB), to assist the Company with corporate development initiatives and 83,822 common shares to satisfy $1,000 in acquisition costs related to the Mettrum acquisition.

20.	Share capital (CONTINUED)
(iv)	Warrants
	Number of whole warrants	Average exercise price	Warrant value	Expiry date
Balance at March 31, 2017	-	$-	$-
Greenstar equity investment - net of warrant issue cost of $253	18,876,901	12.98	70,265	May 1, 2020
rTrees acquisition	242,408	3.83	1,302	April 30, 2018
Exercise of warrants	(207,297)	3.72	(1,113)	N/A
Balance at March 31, 2018	18,912,012	$12.96	$70,454

During the year ended March 31, 2018, 207,297 warrants were exercised at a weighted average price of $3.72 (March 31, 2017- 213,104 warrants at an average price of $0.59).

(b) Omnibus plan

On September 15, 2017, shareholders approved an Omnibus Incentive Plan (“Omnibus Plan”) pursuant to which it is able to issue share-based long-term incentives. All directors, officers, employees and independent contractors of the Company are eligible to receive awards of common share purchase options (“Options”) restricted share units (“RSUs”), deferred share units (“DSUs”), stock appreciation rights (“Stock Appreciation Rights”), restricted stock (“Restricted Stock”), performance awards (“Performance Awards”) or other stock based awards (collectively, the “Awards”), under the Omnibus Plan. In addition, shareholders also approved the 2017 Employee Stock Purchase Plan of the Company (the “Purchase Plan”).

Under the Purchase Plan, the aggregate number of common shares that may be issued is 400,000, and the maximum number of common shares which may be issued in any one fiscal year shall not exceed 200,000.

Under the Omnibus Plan, the maximum number of shares issuable from treasury pursuant to Awards shall not exceed 10% of the total outstanding shares from time to time less the number of shares issuable pursuant to all other security-based compensation arrangements of the Company (being the existing employee stock option plan ("ESOP") and the Purchase Plan). The maximum number of common shares reserved for Awards is 19,955,721 at March 31, 2018. As of March 31, 2018, the only Awards issued have been options under the ESOP, and no shares have been issued under the Purchase Plan as it has not yet been implemented.

The ESOP is administered by the Board of Directors of the Company who establishes exercise prices, at not less than the market price at the date of grant, and expiry dates. Options under the Plan generally remain exercisable in increments with 1/3 being exercisable on each of the first, second and third anniversaries from the date of grant, and has expiry dates set at six years from issuance. The Board of Directors has the discretion to amend general vesting provisions and the term of any award, subject to limits contained in the Plan.

20.	Share capital (CONTINUED)

The following is a summary of the changes in the Company’s ESOP options during the period:

	Options issued	Weighted average exercise price
Balance outstanding at March 31, 2016	8,446,182	$2.05
Options granted	4,337,701	6.23
Replacement options issued as a result of the Mettrum acquisition	2,417,102	2.35
Options exercised	(4,010,865)	1.74
Options forfeited/cancelled	(1,146,008)	2.78
Balance outstanding at March 31, 2017	10,044,112	$3.97
Options granted	12,832,237	16.50
Replacement options issued as a result of the rTrees acquisition	224,433	3.18
Options exercised	(3,912,946)	2.82
Options forfeited/cancelled	(1,942,001)	9.32
Balance outstanding at March 31, 2018	17,245,835	$12.95

The following is a summary of the outstanding stock options as at March 31, 2018:

Options Outstanding			Options Exercisable
Number Outstanding at March 31, 2018	Weighted Average Remaining Contractual Life (years)	Range of Exercise Prices	Number Exercisable at March 31, 2018	Range of Exercise Prices

3,471,904	3.41	$0.56 - $3.78	1,569,274	$0.56 - $3.78
5,731,691	5.13	$3.79 - $8.51	577,665	$3.79 - $8.51
2,712,240	4.91	$8.52 - $11.76	536,254	$8.52 - $11.76
1,540,000	5.67	$11.77 - $27.94	16,667	$11.77 - $27.94
3,790,000	5.88	$27.95 - $33.66	-	$27.95 - $33.66

17,245,835	4.96		2,699,860

At March 31, 2018, the weighted average exercise price of options outstanding and options exercisable was $12.95 and $4.55, respectively.

The Company recorded $21,278 in share-based compensation expense related to options issued to employees for the year ended March 31, 2018 (for the year ended March 31, 2017 - $7,650) and $4,774 in share-based compensation expense related to options issued to contractors. The fiscal 2018 compensation expense includes an amount related to 420,000 options being provided in exchange for services which are subject to performance conditions.

20.	Share capital (CONTINUED)

In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish the fair value of options granted during the year ended March 31, 2018 and 2017 on their measurement date by applying the following assumptions:

	March 31,	March 31,
	2018	2017
	(Weighted average)	(Range)
Risk-free interest rate	1.54%	0.50% - 1.94%
Expected life of options (years)	3 - 5	1 - 6
Expected annualized volatility	64%	55% - 70%
Expected forfeiture rate	11%	7%
Expected dividend yield	nil	nil
Black-Scholes value of each option	$8.88	$0.20 - $6.09

Volatility was estimated by using the historical volatility of the Company and other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public. Beginning the fourth quarter of Fiscal 2017, the Company began using its own historical volatility. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on the zero coupon Canada government bonds with a remaining term equal to the expected life of the options.

The Company recorded $3,579 (March 31, 2017 – $nil) in share-based compensation expense related to the issuance of shares and options in Canopy Rivers to employees and consultants (refer to Note 12).

During fiscal 2018, 3,912,946 ESOP options were exercised ranging in price from $0.43 to $11.71 for gross proceeds of $11,053.

(c) Share-based compensation expense related to acquisition and asset purchase milestones

Share-based compensation expense related to acquisition milestones is comprised of:

				Compensation expense
	Notes	Released during fiscal 2018	Remaining shares to be issued on completion of milestones*	March 31, 2018	March 31, 2017
Apollo/Bodystream	(i)	243,493	1,941,804	$5,095	$690
Spektrum Cannabis GmBH	(ii)	-	23,570	349	-
Spot	10(a)(v)	-	30,658	330	-
Spectrum Denmark	10(a)(iii)	-	1,906,214	7,206	-
BC Tweed	13	155,158	240,061	5,001	-
Vert Mirabel	10(a)(iv)	-	84,903	1,131	-
Green Hemp	10(a)(v)	-	24,567	167	-
Intellectual property acquisition	11	-	33,804	196	-
				$19,475	$690

20.	Share capital (CONTINUED)
(i)

The obligation for share-based compensation owing to former shareholders of Apollo Applied Research Inc., and Apollo CRO Inc. (together “Apollo”) and 2344823 Ontario Inc., operating as Bodystream (“Bodystream”) was assumed by the Company in fiscal 2017 on the acquisition of Mettrum Health Corp. and its subsidiaries (“Mettrum”). The maximum number of Company shares that would be issued with respect to the Apollo and Bodystream agreements is 1,111,702 and 1,073,595 shares, respectively. The Company has estimated the number of shares it expects to vest and is amortizing the expense over the expected vesting period based on the fair value of the shares on the acquisition date.

(ii)

The share-based compensation expense is related to a bonus that will be paid to a former shareholder of Spektrum Cannabis GmbH within two years of the acquisition date if certain performance targets are met and the shareholder remains as an employee.

(d) Other share based payments

The Company also recorded a gain of $14 for the year ended March 31, 2018 (expense for the year ended March 31, 2017 - $396) in share-based compensation expense for escrowed shares issued on the acquisition of MedCann Access that were related to employment. These shares were measured at fair value at the date of grant and expensed over their vesting period.

In addition, the Company recorded share based payments of $1,151 (for the year ended March 31, 2017 - $1,307) related to shares provided in exchange for sales and marketing services. The Company has determined that the sales and marketing services received are best measured by reference to the fair value of the equity granted as the services are rendered. This expense is recorded in sales and marketing expenses.

On October 20, 2017, the Company agreed to issue 79,717 common shares in payment of royalties. The Company will record the expense over the subsequent year. The Company recorded an expense of $920 in cost of sales for the fiscal year ended March 31, 2018 related to this arrangement (March 31, 2017 – $nil).